Bank Borrowings (Details) - Schedule of Bank Borrowings ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Bank Borrowings [Abstract]
Long-term bank borrowing, current portion			¥ 1,000
Long-term bank borrowing, non-current portion	10,000	1,450	9,000
Total	¥ 10,000	$ 1,450	¥ 10,000